Significant Transactions - Pro-forma Financial Information and Results of Business Acquired (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Pro-forma financial information:
Pro-forma net revenue	$ 204,619,618	$ 181,724,059	$ 551,754,097	$ 477,649,368
Pro-forma operating income	9,082,482	(4,746,892)	31,304,194	25,352,321
Net revenue since acquisition date	40,724,747	8,626,378	53,295,178	107,047,267
Operating income (loss) since acquisition date	$ (5,559,851)	$ 1,431,523	$ 7,406,919	$ (6,597,299)